POSTRETIREMENT BENEFIT PLANS - Actions (Details) - Other pension plans - employee	Dec. 31, 2023	Jan. 01, 2022
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Frozen benefit plan, number of salaried employees		2,700
Canada | Subsequent event | Forecast
Defined Benefit Plan Disclosure [Line Items]
Frozen benefit plan, number of salaried employees	800